Cash and Cash Equivalents:	3 Months Ended
Mar. 31, 2017
Cash and Cash Equivalents: [Abstract]
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:
	March 31,	December 31,
	2017	2016
Bank deposits	$4,400,423	$1,122,542
Money market funds	29,639,539	34,624,507
Total	$34,039,962	$35,747,049